Loan (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Oct. 23, 2016	Jun. 13, 2016	Dec. 31, 2016	Mar. 21, 2016	Mar. 09, 2015
Debt instrument interest rate			10.00%
Future principal payment obligation of debt			$ 2,237
Minimum amount of fundraising in order to defer principal payments of loan		$ 10,000
Minimum amount of fundraising in order to calculate number of warrants			$ 7,500
Number of warrants to purchase of common shares			2,029,912	5,867
Warrants to exercise price				$ 18.44	$ 137.5
Lender [Member]
Number of warrants to purchase of common shares, value			$ 182,399
Lender [Member] | July 2016 Offering [Member]
Number of warrants to purchase of common shares			38,691
Warrants term			5 years
Warrants to exercise price			$ 4.71
Minimum [Member]
Increase decrease in term cost		500
Maximum [Member]
Increase decrease in term cost		$ 520
Loan and Security Agreement [Member]
Original aggregate principal amount	$ 10,000
Description of interest rate	The annual interest rate on the Loan is prime plus 4%
Debt instrument maturity date	Feb. 01, 2017
Description of repayment terms	The Company is permitted to prepay all or a portion of the Loan. However, any prepayments of the Loan will be subject to a penalty of (i) 2%, if the prepayment occurs within 12 months of the Loan being requested by the Company and InspireMD Ltd. (the “Advance Date”), (ii) 1%, if the prepayment occurs between 12 and 24 months after the Advance Date, and (iii) 0.5%, if the prepayment occurs more than 24 months after the Advance Date.
Unused borrowing capacity fee	$ 500
Loan and Security Agreement [Member] | Minimum [Member]
Debt instrument interest rate	10.50%